Minimum Rental Payments Required under Operating Leases that have Initial or Remaining Noncancelable Lease Terms in Excess of One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases [Abstract]
2015	¥ 62,152
2016	50,028
2017	37,980
2018	28,512
2019	17,680
Later fiscal years	106,145
Total minimum future rentals	¥ 302,497